Form N-1A Cover	Dec. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Dec. 18, 2025
Registrant Name	Unified Series Trust
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Effective Date	Dec. 29, 2025
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 29, 2025